Belmont Theta Income Fund
Schedule of Investments
October 31, 2023 (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 90.65%
Principal
Amount Fair Value
United States Treasury Bill, 4.60% , 11/2/2023 $ 1,250,000 $ 1,249,817
United States Treasury Bill, 4.67% , 11/30/2023 1,000,000 995,748
United States Treasury Bill, 4.55% , 12/28/2023 1,000,000 991,589
United States Treasury Bill, 4.53% , 1/25/2024 2,000,000 1,974,935
United States Treasury Bill, 4.49% , 3/21/2024 2,000,000 1,958,340
United States Treasury Bill, 4.73% , 5/16/2024 2,000,000 1,942,594
United States Treasury Bill, 5.21% , 8/8/2024 1,000,000 959,499
Total U.S. Government & Agencies (Cost $10,095,801) 10,072,522
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.12%
Cboe Global Markets, Inc.
(c)
275 $ 4,506,975 $ 38.00
November
2023 $ 3,575
Cboe Volatility Index
(c)
322 584,108 45.00
December
2023 10,143
PUT OPTIONS PURCHASED — 0.45%
S&P 500 Index
(c)
26 10,903,880 3,930.00
November
2023 20,930
S&P 500 Index
(c)
27 11,323,260 3,720.00
December
2023 28,755
Total Options Purchased (Cost $72,261) 63,403
Total Investments — 91.22% (Cost $10,168,062) 10,135,925
Other Assets in Excess of Liabilities — 8.77% 974,875
NET ASSETS — 100.00% $ 11,110,800
(a) Securities are held as collateral for options.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
October 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN PUT OPTIONS (7.69)%
S&P 500 Index
(a)
(26) $ (10,903,880) $ 4,400.00
November
2023 $ (547,170)
S&P 500 Index
(a)
(27) (11,323,260) 4,245.00
December
2023 (307,665)
Total Written Put Options (Premiums Received $269,655) (854,835)
Total Written Options (Premiums Received $269,655) $ (854,835)
(a) Non-income producing security.